Employee Retirement and Severance Benefits (Components of Net Periodic Benefit Cost) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 30,604	¥ 30,903	¥ 31,241
Interest cost	4,064	5,074	5,419
Expected return on plan assets	(21,013)	(19,553)	(21,983)
Amortization of prior service credit	(8,732)	(11,877)	(13,001)
Amortization of actuarial loss	12,401	15,247	11,900
(Gain) loss on curtailments and settlements		(36)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	17,324	19,758	13,576
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	5,303	6,264	7,982
Interest cost	6,087	8,643	8,691
Expected return on plan assets	(12,006)	(11,919)	(12,601)
Amortization of prior service credit	(675)	(133)	(217)
Amortization of actuarial loss	6,122	4,345	5,108
(Gain) loss on curtailments and settlements	236	(2,197)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Total	¥ 5,067	¥ 5,003	¥ 8,963